Consolidated Balance Sheets (Parenthetical)	Jun. 12, 2024	Jun. 30, 2024 $ / shares shares	Sep. 20, 2023 shares	Sep. 04, 2023 $ / shares shares	May 30, 2023 $ / shares shares	May 30, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)		$ 0.0000005		$ 1.00	$ 0.001	$ 0.001
Common stock, shares authorized		1,000,000,000,000		50,000	500,000,000	500,000,000
Common stock, shares issued		20,000,000	10		1	1
Common stock, shares outstanding		20,000,000
Retroactive effect stock split	2,000 for 1 share split